Selected cash flow information (Tables)	12 Months Ended
Mar. 28, 2021
Cash Flow Statement [Abstract]
Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Trade receivables	(10.4)	(10.6)	3.4
Inventories	67.0	(141.8)	(87.3)
Other current assets	5.8	1.2	(10.3)
Accounts payable and accrued liabilities	26.2	3.6	(14.7)
Provisions	8.2	14.5	5.6
Deferred rent	—	—	3.3
Other	5.7	2.5	(0.7)
Change in non-cash operating items	102.5	(130.6)	(100.7)